CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Net income (loss)	$ (2,474)	$ 11,584	$ 13,066
Other comprehensive income (loss), net of tax:
Market value adjustments, primarily for hedges	(251)	(37)	214
Pension and postretirement medical plan adjustments	(1,476)	(2,446)	434
Foreign currency translation and other	115	(396)	(289)
Other comprehensive income (loss)	(1,612)	(2,879)	359
Comprehensive income (loss)	(4,086)	8,705	13,425
Net income from continuing operations attributable to noncontrolling interests	(390)	(530)	(468)
Other comprehensive income (loss) attributable to noncontrolling interests	(93)	65	72
Comprehensive income (loss) attributable to Disney	$ (4,569)	$ 8,240	$ 13,029